Employee Benefit Plans - Schedule of Future Benefit Payments under the Plans for the Next Ten Years are Estimated (Details)	Mar. 31, 2025 USD ($)
Schedule of Future Benefit Payments under the Plans for the Next Ten Years are Estimated [Abstract]
2026	$ 61,914
2027	9,319
2028	9,319
2029	24,582
2030	28,438
2031 – 2035	238,177
Total	$ 371,749